Other commitments, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2023
Oher commitments, contingent liabilities and contingent assets [Abstract]
Disclosure of commitments	(in USD million) 2024 2,659 2025 1,972 2026 1,615 2027 1,187 2028 1,010 Thereafter 6,775 Total other long-term commitments 15,218